SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for expected credit losses	$ 546,892	$ 602,897
Accumulated loss	$ 10,697,832